Long-Term Debt and Other Short-Term Borrowings - Additional Information (Details) - USD ($) $ in Thousands						1 Months Ended	12 Months Ended
	Jun. 25, 2021	May 06, 2021	Apr. 13, 2021	Jul. 18, 2019	Jan. 02, 2018	Jul. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 07, 2021	Apr. 25, 2021
Debt Instrument [Line Items]
Accrued interest paid		$ 67
Derivative, fixed interest rate										2.32%
Common stock, shares issued							60,461,611	26,460,371	668,164
Borrowings | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding			1.75%
Paycheck Protection Program
Debt Instrument [Line Items]
Aggregate principal amount							$ 6,500
Debt instrument, maturity							two-year
Debt instrument, decrease, forgiveness	$ 6,600
Series A Stock
Debt Instrument [Line Items]
Convertible promissory note converted into shares amount		$ 4,800
Convertible preferred stock, shares issued upon conversion									233,862
Kunde
Debt Instrument [Line Items]
Principal amount paid							$ 5,800
Derivative, fixed interest rate							1.00%
Debt instrument, description							Two of the three notes payable issued to the sellers as purchase consideration have a stated interest rate of Prime plus 1.00%, compounded quarterly, and mature on January 5, 2022, while the third note has a stated interest rate of 1.06%, compounded quarterly, and matures on December 31, 2021
Debt instrument, interest rate							1.06%
Convertible promissory note converted into shares amount							$ 11,700
Accounts Receivable And Inventory Revolving Facility
Debt Instrument [Line Items]
Aggregate principal amount			$ 230,000
Capital Expenditure Facility
Debt Instrument [Line Items]
Aggregate principal amount			$ 50,000
Revolving Credit Facility
Debt Instrument [Line Items]
Outstanding line of credit				$ 170,000
Revolving Credit Facility | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding			1.25%	1.25%
Revolving Credit Facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Revolving line of credit amount interest rate on outstanding			1.75%	1.50%
Term Loan
Debt Instrument [Line Items]
Aggregate principal amount			$ 100,000
Loan And Security Agreement
Debt Instrument [Line Items]
Proceeds from existing loans payable								$ 90,100
Aggregate principal amount			350,000					$ 350,000
Line of credit maturity date								2019-07
Line of credit facility, payment								$ 156,200
Payment of loan fees								300
Lender fees						$ 700
Third party costs						500
Deferred financing costs						$ 100
Cash collateral for borrowed securities			4,800
Loan And Security Agreement | Accounts Receivable And Inventory Revolving Facility
Debt Instrument [Line Items]
Aggregate principal amount								200,000
Loan And Security Agreement | Capital Expenditure Facility
Debt Instrument [Line Items]
Aggregate principal amount								50,000
Period of amount recognized						7 years
Loan And Security Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Period of amount recognized						5 years
Loan And Security Agreement | Term Loan
Debt Instrument [Line Items]
Aggregate principal amount								$ 100,000
Interest Rate Swap Agreement
Debt Instrument [Line Items]
Derivative, notional amount						$ 20,000
Derivative, fixed interest rate						2.99%
Amended And Restated Loan And Security Agreement
Debt Instrument [Line Items]
Aggregate principal amount			480,000
Delay Draw Term Loan Facility
Debt Instrument [Line Items]
Aggregate principal amount			100,000
Proceeds from new loan			29,300
Payment of existing loan			10,800
Outstanding line of credit			12,100
Cash collateral for borrowed securities			4,800
Delay Draw Term Loan Facility | Maximum
Debt Instrument [Line Items]
Aggregate principal amount			$ 55,000
Convertible Note
Debt Instrument [Line Items]
Issuance of convertible promissory note					$ 19,000
Debt instrument, description							Under the terms of the 2018 Convertible Note, the outstanding principal and accrued interest were subject to repayments either through the defined repayment schedule of four annual equal installments of principal and unpaid interest on the annual anniversary of the note, prepayments, or optional conversion to convert all or part of any regularity scheduled principal installment starting with the second principal installment or upon the occurrence of any liquidity event. Absent the election to convert upon the occurrence of a liquidity event, inclusive of change of control as defined in the agreement, the entire then outstanding principal amount plus accrued interest would have been required to be paid no later than five business days following the event
Convertible Note | Bank of West
Debt Instrument [Line Items]
Debt instrument, interest rate					4.00%